Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	¥ 63,075	¥ 72,986
Gross amounts offset in the consolidated balance sheets, assets	(29,924)	(47,496)
Net amounts presented in the consolidated balance sheets, assets	33,151	25,490
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	(6,942)	0
Net amount, assets	26,209	25,490
Gross amounts recognized, liabilities	85,690	95,686
Gross amounts offset in the consolidated balance sheets, liabilities	(29,924)	(47,496)
Net amounts presented in the consolidated balance sheets, liabilities	55,766	48,190
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	(3,269)	(13,653)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	(15,184)	(9,425)
Net amount, liabilities	37,313	25,112
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities	85,690	95,686
Gross amounts offset in the consolidated balance sheets, liabilities	(29,924)	(47,496)
Net amounts presented in the consolidated balance sheets, liabilities	55,766	48,190
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	(3,269)	(13,653)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	(15,184)	(9,425)
Net amount, liabilities	37,313	25,112
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	63,075	72,986
Gross amounts offset in the consolidated balance sheets, assets	(29,924)	(47,496)
Net amounts presented in the consolidated balance sheets, assets	33,151	25,490
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	(6,942)	0
Net amount, assets	¥ 26,209	¥ 25,490